April 29, 2011
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	State Street Navigator Securities Lending Trust (the “Trust”) (File No. 811-07567)

Ladies and Gentlemen:

On behalf of the Trust, attached for filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), is Amendment No. 22 to the Trust’s Registration Statement (the “Amendment”).

The Amendment is being filed for the purposes of (i) updating the financial information contained in the Registration Statement, and (ii) making certain other minor and conforming changes

Please note that the Amendment is being filed only under the 1940 Act and not under the Securities Act of 1933.

If you have any questions concerning this filing, please call me directly at (617) 664-3669.

Very truly yours,

/s/ Nancy L. Conlin
Nancy L. Conlin
Vice President

Enclosures